Notes Receivable (Details) - USD ($)					2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Jun. 30, 2024
Notes Receivable [Line Items]
Allowance for credit loss								$ 170,000
Additional allowance for credit losses									$ 4,500,000
EVOLUTION METALS LLC [Member]
Notes Receivable [Line Items]
Unsecured amount						$ 620,000				$ 250,000	$ 502,000
Allowance for credit loss						1,310,188	$ 18,118,830
Loan agreement			$ 6,000,000	$ 200,000
Allowance for credit loss	$ 170,000
Note bears interest				4.60%
Clever pledged secure shares (in Shares)				127,564
Interest income						493,037	779,206
CMR advance agreement		$ 3,000,000	$ 12,000,000
CMR principal percentage			6.00%
Interest payments			$ 1,000,000
Additional allowance for credit losses	4,500,000						4,500,000	4,500,000
WTMA Sponsor [Member] | EVOLUTION METALS LLC [Member]
Notes Receivable [Line Items]
Unsecured amount	448,287		192,068		373,737	474,490	448,287	448,287				$ 177,773
Allowance for credit loss					$ 0	$ 237,245
Allowances for credit loss	595,933						595,933	595,933
WTMA Co-sponsor Notes [Member] | EVOLUTION METALS LLC [Member]
Notes Receivable [Line Items]
Secured promissory note				$ 331,785
Clever Pledged [Member] | EVOLUTION METALS LLC [Member]
Notes Receivable [Line Items]
Allowances for credit loss	$ 170,000						170,000	$ 170,000
Interest income							$ 6,906
CMR Advances [Member] | EVOLUTION METALS LLC [Member]
Notes Receivable [Line Items]
Allowances for credit loss		$ 4,500,000
CMR advance agreement			$ 6,000,000